Subsequent Events (Details) - USD ($)		1 Months Ended		6 Months Ended
	Sep. 02, 2021	Aug. 17, 2021	Jul. 26, 2021	Jun. 30, 2021	Aug. 31, 2021
Subsequent Events (Details) [Line Items]
Issued and outstanding share capital				50.06%
Restricted cash				$ 3,300,000
Shareholder raise amount	$ 800,000
Current hold percentage				34.74%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Investment					$ 297
Non binding letter of intent To acquire percentage		100.00%
Consideration to be paid		$ 6,000,000
Additional consideration		$ 13,250,000
Board of Directors [Member]
Subsequent Events (Details) [Line Items]
Buy back program amount			$ 2,000,000